Fair value of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Fair value of financial assets and liabilities [Abstract]
Fair value measurement of assets
The following tables show the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. Fair value information for financial assets and financial liabilities not carried at fair value is not included if the carrying amount is a reasonable approximation of fair value.
Philips Group
Fair value of financial assets and liabilities in millions of EUR

	2023		2024
	Carrying amount	Estimated fair value¹	Carrying amount	Estimated fair value¹	Level 1	Level 2	Level 3
December 31

Financial assets
Carried at fair value:
Debt instruments	226	226	231	231			231
Equity instruments	2	2	3	3			2
Other financial assets	56	56	54	54		53	-
Financial assets carried at FVTP&L	284	284	288	288		53	234
Debt instruments	27	27	21	21		20
Equity instruments	231	231	222	222	4		218
Current financial assets	3	3	2	2			2
Receivables - current	32	32
Receivables - non-current
Financial assets carried at FVTOCI	293	293	244	244	4	20	220
Derivative financial instruments	48	48	77	77		72	6
Financial assets carried at fair value	624	624	609	609	4	146	460

Carried at (amortized) cost:
Cash and cash equivalents	1,869		2,401
Loans and receivables:
Current loans receivables	-		-
Other non-current loans and receivables	77		102
Receivables - current	3,701		3,672
Receivables - non-current	193		208
Financial assets carried at (amortized) cost	5,840		6,382
Total financial assets	6,465		6,992

Financial liabilities
Carried at fair value:
Contingent consideration	(115)	(115)	(113)	(113)			(113)
Financial liabilities carried at FVTP&L	(115)	(115)	(113)	(113)			(113)
Derivative financial instruments	(43)	(43)	(63)	(63)		(63)
Financial liabilities carried at fair value	(158)	(158)	(176)	(176)		(63)	(113)

Carried at (amortized) cost:
Accounts payable	(1,917)		(1,830)
Interest accrual	(76)		(83)
Debt (Corporate bonds and leases)	(6,969)	(6,798)	(7,397)	(7,363)	(6,290)	(1,073)
Debt (excluding corporate bonds and leases)	(721)		(241)
Financial liabilities carried at (amortized) cost	(9,682)		(9,551)
Total financial liabilities	(9,840)		(9,728)
[1]For cash and cash equivalents, loans and receivables, accounts payable, interest accrual and debt (excluding corporate bonds and leases), the carrying amounts approximate fair value because of the nature of these instruments (including maturity and interest conditions) and therefore fair value information is not included in the table above.
The following table shows the reconciliation from the beginning balance to the end balance for Level 3 fair value measurements.
Philips Group
Reconciliation of Level 3 fair value measurements in millions of EUR

	2023		2024
	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance as of January 1	549	113	503	115
Acquisitions		6
Purchase	85		86
Sales	(56)		(48)
Utilizations		(20)		(9)
Recognized in profit and loss:
other business income		16		2
financial income and expenses¹	(43)	1	(23)	3
Recognized in other comprehensive income²	(40)	(2)	(8)	3
Receivables held to collect and sell	6		(32)
Reclassification		1	(18)	-
Balance as of December 31	503	115	460	113
[1]Refer to Financial income and expenses for details.
[2]Includes translation differences

Fair value measurement of liabilities
The following tables show the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. Fair value information for financial assets and financial liabilities not carried at fair value is not included if the carrying amount is a reasonable approximation of fair value.
Philips Group
Fair value of financial assets and liabilities in millions of EUR

	2023		2024
	Carrying amount	Estimated fair value¹	Carrying amount	Estimated fair value¹	Level 1	Level 2	Level 3
December 31

Financial assets
Carried at fair value:
Debt instruments	226	226	231	231			231
Equity instruments	2	2	3	3			2
Other financial assets	56	56	54	54		53	-
Financial assets carried at FVTP&L	284	284	288	288		53	234
Debt instruments	27	27	21	21		20
Equity instruments	231	231	222	222	4		218
Current financial assets	3	3	2	2			2
Receivables - current	32	32
Receivables - non-current
Financial assets carried at FVTOCI	293	293	244	244	4	20	220
Derivative financial instruments	48	48	77	77		72	6
Financial assets carried at fair value	624	624	609	609	4	146	460

Carried at (amortized) cost:
Cash and cash equivalents	1,869		2,401
Loans and receivables:
Current loans receivables	-		-
Other non-current loans and receivables	77		102
Receivables - current	3,701		3,672
Receivables - non-current	193		208
Financial assets carried at (amortized) cost	5,840		6,382
Total financial assets	6,465		6,992

Financial liabilities
Carried at fair value:
Contingent consideration	(115)	(115)	(113)	(113)			(113)
Financial liabilities carried at FVTP&L	(115)	(115)	(113)	(113)			(113)
Derivative financial instruments	(43)	(43)	(63)	(63)		(63)
Financial liabilities carried at fair value	(158)	(158)	(176)	(176)		(63)	(113)

Carried at (amortized) cost:
Accounts payable	(1,917)		(1,830)
Interest accrual	(76)		(83)
Debt (Corporate bonds and leases)	(6,969)	(6,798)	(7,397)	(7,363)	(6,290)	(1,073)
Debt (excluding corporate bonds and leases)	(721)		(241)
Financial liabilities carried at (amortized) cost	(9,682)		(9,551)
Total financial liabilities	(9,840)		(9,728)
[1]For cash and cash equivalents, loans and receivables, accounts payable, interest accrual and debt (excluding corporate bonds and leases), the carrying amounts approximate fair value because of the nature of these instruments (including maturity and interest conditions) and therefore fair value information is not included in the table above.
The following table shows the reconciliation from the beginning balance to the end balance for Level 3 fair value measurements.
Philips Group
Reconciliation of Level 3 fair value measurements in millions of EUR

	2023		2024
	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance as of January 1	549	113	503	115
Acquisitions		6
Purchase	85		86
Sales	(56)		(48)
Utilizations		(20)		(9)
Recognized in profit and loss:
other business income		16		2
financial income and expenses¹	(43)	1	(23)	3
Recognized in other comprehensive income²	(40)	(2)	(8)	3
Receivables held to collect and sell	6		(32)
Reclassification		1	(18)	-
Balance as of December 31	503	115	460	113
[1]Refer to Financial income and expenses for details.
[2]Includes translation differences

Financial assets subject to offsetting
Philips Group
Financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in millions of EUR

	2023	2024
Derivatives
Gross amounts of recognized financial assets	48	72
Gross amounts of recognized financial liabilities offset in the balance sheet
Net amounts of financial assets presented in the balance sheet	48	72

Related amounts not offset in the balance sheet
Financial instruments	(34)	(45)
Net amount	13	27

Financial liabilities subject to offsetting
Philips Group
Financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in millions of EUR

	2023	2024
Derivatives
Gross amounts of recognized financial liabilities	(43)	(63)
Gross amounts of recognized financial assets offset in the balance sheet
Net amounts of financial liabilities presented in the balance sheet	(43)	(63)

Related amounts not offset in the balance sheet
Financial instruments	34	45
Net amount	(9)	(18)